OTHER NON-FINANCIAL LIABILITIES - Schedule of composition of non financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Liabilities [Line Items]
Current liabilities	$ 3,816,175	$ 3,488,680
Non-current liabilities	0	140,244
Total Liabilities	3,580,317	3,258,343	$ 3,393,600	$ 2,953,289
Total other non-financial liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,816,175	3,488,680
Non-current liabilities	0	140,244
Total Liabilities	3,816,175	3,628,924
Deferred revenue
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,580,317	3,118,099
Non-current liabilities	0	140,244
Total Liabilities	3,580,317	3,258,343
Sales tax
Other Non-Financial Liabilities [Line Items]
Current liabilities	32,162	14,566
Non-current liabilities	0	0
Total Liabilities	32,162	14,566
Retentions
Other Non-Financial Liabilities [Line Items]
Current liabilities	150,794	48,383
Non-current liabilities	0	0
Total Liabilities	150,794	48,383
Other taxes
Other Non-Financial Liabilities [Line Items]
Current liabilities	7,215	6,332
Non-current liabilities	0	0
Total Liabilities	7,215	6,332
Dividends payable
Other Non-Financial Liabilities [Line Items]
Current liabilities	37,995	293,092
Non-current liabilities	0	0
Total Liabilities	37,995	293,092
Other sundry liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	7,692	8,208
Non-current liabilities	0	0
Total Liabilities	$ 7,692	$ 8,208